ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Refundable payment from franchised stores—current	41,735,515	39,203,959
Accrued selling and marketing expenses	8,506,658	29,159,625
Accrued payroll and social insurance	28,508,469	17,566,486
Warranty—current	24,797,169	16,736,341
Construction payable	16,512,545	14,372,306
Operating lease liabilities—current (Note 20)	7,743,648	5,094,066
Sales rebate	13,878,273	4,975,640
Other taxes payable	18,813,540	3,542,993
Interest payable	280,000	87,671
Others*	31,317,126	34,772,309

Accrued expenses and other current liabilities	192,092,943	165,511,396
*	Others mainly include accrued professional fees and other general corporate expenses.

Schedule of movement of provision for warranty

	For the Year Ended December 31,
	2021	2022	2023
Accrued warranty—beginning of year	59,195,896	47,788,122	33,812,290
Accrual for warranties issued during the year	35,181,557	20,355,810	23,248,155
Warranty claims paid	(22,554,689)	(23,894,070)	(30,051,582)
Pre-existing warranty expired	(24,034,642)	(10,437,572)	(1,683,024)
Accrued warranty—end of year	47,788,122	33,812,290	25,325,839